Derivative Financial Instruments - Schedule of Derivative Instruments Qualifying Hedges (Details) - Qualifying Hedges - Interest rate contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized on derivatives	$ 4	$ 0	$ 0
Recognized on hedged item	(5)	0	0
Total qualifying hedges - income statement impact	$ (1)	$ 0	$ 0